Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 932,885	$ 806,526
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	317,046	514,727
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	615,839	291,799
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	317,046	514,727
Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	317,046	514,727
Level 1 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	615,839	291,799
Level 2 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 615,839	$ 291,799